ACQUISTITIONS AND INVESTMENTS - SSOF Investment (Details)		3 Months Ended		12 Months Ended
	Jan. 03, 2022 USD ($)	Mar. 31, 2022 USD ($) officer shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) officer shares	Dec. 31, 2020 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Common stock, shares issued (in shares) | shares		67,707,832		71,207,832	34,980,766
Proceeds from the issuance of common stock		$ 0	$ 18,020,000	$ 27,399,999	$ 4,197,622
Equity securities, fully diluted, issued ownership percentage		11.72%		12.00%
Advances to affiliate				$ 4,935,000
Sierra Springs Opportunity Fund, Inc.
Schedule of Equity Method Investments [Line Items]
Prepaid investment		$ 335,000		$ 335,000	335,000
Sierra Springs Opportunity Fund, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership %		9.00%		9.00%
Sierra Springs Opportunity Fund, Inc.
Schedule of Equity Method Investments [Line Items]
VIE, shares authorized | shares		75,000,000		75,000,000
Advances to affiliate		$ 4,935,000		$ 4,935,000
Payments for advance to affiliate	$ 1,300,000	$ 1,300,000	$ 2,150,000	$ 3,285,000	$ 1,650,000
Sierra Springs Opportunity Fund, Inc. | The Company
Schedule of Equity Method Investments [Line Items]
Variable interest entity, ownership (in shares) | shares		6,700,000		6,700,000
Sierra Springs Opportunity Fund, Inc. | SSOF | Chief Executive Officer and Officers
Schedule of Equity Method Investments [Line Items]
Prepaid investment		$ 450,000		$ 450,000
Variable interest entity, ownership (in shares) | shares		9,000,000		9,000,000
Variable interest entity, ownership percentage		30.80%		16.40%
Number of officers with ownership interest | officer		2		2